Lease - Schedule of Operating Leases have Remaining Lease Terms (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Operating lease right-of-use assets	$ 533,460	$ 640,387	$ 809,283
LIABILITIES
Operating lease liabilities (current)	366,475	403,581	401,826
Operating lease liabilities (non-current)	$ 166,985	$ 236,807	$ 407,457